11. Notes payable	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
NOTE 11 - Notes payable

Notes payable were as follows:

	March 31,	December 31,
	2014	2013
	(Unaudited)
Note payable to the Company's outside law firm and represents the corporate and litigation fees due as of June 30, 2012. This note originally bore interest at 3% and was due December 31, 2012. Strating on January 1, 2013, this note bears interest at 10%. This note is currently in default.	$467,002	$467,002

Notes payable to 11 investors dated July 9, 2012 with maturity date on the earlier of a $2 million capital raise by the company, or February 6, 2013 and bears interest at 8%. $225,000 of these notes were converted by 9 investors to common stock in November 2013. The remaining two notes are currently in default.	50,000	50,000

Notes payable to a director of the Company dated March 5, 2013 with maturity on the earlier of September 5, 2013 or receipt by the Company of $200,000 in net proceeds from a private placement of Company securities. This note does not bear interest and is not secured. This note is currently in default.	200,000	200,000

Note payable to a high-yield fund. This note bears interest at 10% and matures on June 19, 2014. Upon the closing of a financing of at least $7,500,000 on or before the applicable maturity date, this note will be converted into securities issued in such financing at a conversion price equal to 50% of the purchase price per share or unit of the securities. This note is secured by the assets of the Company.	500,000	500,000

Note payable to the Company's chairman of the board dated August 9, 2013. Bears interest at 7% and matures on August 9, 2014. Contains mandatory conversion into security or securities totaling $10 million or more at the lesser of 50% of the selling price of such securities or the equivalent of $4.00 per share of common stock. This note is secured by the assets of the Company.	500,000	500,000

Note payable to the Company's chairman of the board dated December 19, 2013. This note bears interest at 10% and matures on June 19, 2014. Upon the closing of a financing of at least $7,500,000 on or before the applicable maturity date, this note will be converted into securities issued in such financing at a conversion price equal to 50% of the purchase price per share or unit of the securities. This note is secured by the assets of the Company.	150,000	150,000

Note payable to the Company's chairman of the board dated February 4, 2014. This note bears interest at 7% and matures on February 4, 2015. Upon the closing of a financing of at least $7,000,000 on or before the applicable maturity date, this note plus accrued interest will be converted into securities issued in such financing at a conversion price equal to 50% of the purchase price per share or unit of the securities or $4.00 at the holder's election. This note is secured by the assets of the Company.	150,000	–

Note payable to the Company's chairman of the board dated March 19, 2014. This note bears interest at 7% and matures on February 4, 2015. Upon the closing of a financing of at least $7,000,000 on or before the applicable maturity date, this note plus accrued interest will be converted into securities issued in such financing at a conversion price equal to 50% of the purchase price per share or unit of the securities or $4.00 at the holder's election. This note is secured by the assets of the Company.	250,000	–

Note payable to three holders issued June 30, 2009 by Paloma and assumed by the Company on March 28, 2014, with repayment to occur by March 28, 2015. These notes bear interest at 18%. Accrued interest on these notes as of March 31, 2014 was $486,315.	665,000	–
	$2,932,002	$1,867,002

Interest expense on these notes was $58,294 and $22,971 for the three months ended March 31, 2014 and 2013, respectively.

Notes payable were as follows:

	2013	2012
Notes payable from ProElite to various individuals dated October 20, 2011 with maturity of July 20, 2012, plus interest at 8%, convertible into common stock of ProElite at noteholder's election. Secured by the assets of ProElite. These notes were converted into common stock in November 2013.	$–	$1,063,000

Note payable to a shareholder with original maturity of May 24, 2012, plus interest at 0.19%, that was secured by the assets of ProElite. This note was converted into common stock in May 2013.	–	1,000,000

Note payable from ProElite to one party dated October 19, 2012 with original maturity of October 19, 2013. Bears interest at 7% and was secured by the assets of ProElite. This note was converted into common stock in May 2013.	–	500,000

Note payable to the Company's outside law firm and represents the corporate and litigation fees due as of June 30, 2012. This note originally bore interest at 3% and was due December 31, 2012. Starting on January 1, 2013, this note bears interest at 10%. This note is currently in default.	467,002	486,104

Notes payable to three holders dated May 11, 2012 with original maturity of the earlier of November 11, 2012 and was secured by the assets of the Company. This note was converted into common stock in May 2013.	–	350,000

Notes payable to 11 investors dated July 9, 2012 with maturity date on the earlier of a $2 million capital raise by the company, or February 6, 2013 and bears interest at 8%. $225,000 of these notes were converted by 9 investors to common stock in November 2013. The remaining two notes are currently in default.	50,000	275,000

Notes payable to one holder dated April 4, 2012 with original maturity on October 4, 2012 that was changed to January 4, 2013. This note was converted into common stock in May 2013.	–	249,999

Notes payable to a director of the Company dated March 5, 2013 with maturity on the earlier of September 5, 2013 or receipt by the Company of $200,000 in net proceeds from a private placement of Company securities. This note does not bear interest and is not secured. This note is currently in default.	200,000	–

Note payable to a high-yield fund. This note bears interest at 10% and matures on June 19, 2014. Upon the closing of a financing of at least $7,500,000 on or before the applicable maturity date, this note will be converted into securities issued in such financing at a conversion price equal to 50% of the purchase price per share or unit of the securities. This note is secured by the assets of the Company.	500,000	–

Note payable to the Company's chairman of the board dated August 9, 2013. Bears interest at 7% and matures on August 9, 2014. Contains mandatory conversion into security or securities totaling $10 million or more at the lesser of 50% of the selling price of such securities or the equivalent of $0.04 per share of common stock. This note is secured by the assets of the Company.	500,000	–

Note payable to the Company's chairman of the board dated December 19, 2013. This note bears interest at 10% and matures on June 19, 2014. Upon the closing of a financing of at least $7,500,000 on or before the applicable maturity date, this note will be converted into securities issued in such financing at a conversion price equal to 50% of the purchase price per share or unit of the securities. This note is secured by the assets of the Company.	150,000	–

Note payable to a shareholder dated January 14, 2005, with original maturity of May 14, 2005, plus interest at 10%. Unsecured. This note was written off in June 2013.	–	70,000

Note payable to a shareholder dated February 1, 2005 with original maturity of June 1, 2005, plus interest at 10%. Unsecured. This note was written off in June 2013.	–	10,000
	$1,867,002	$4,004,103

The notes of $70,000 and $10,000 outstanding as of December 31, 2012 were written off in June 2013 since there have been no actions taken to collect on these notes and the statute of limitations for collecting on these notes has passed. The gain of $80,000 for the writeoff of these notes was reflected in other income for the year ended December 31, 2013.

Interest expense on these notes was $228,294 in 2013 and $167,894. in 2012